File Number 2-28097
Amendment to the Statement
of Additional Information
By Supplement or Sticker
Pursuant to Rule 497(e)

This information reflects changes to the cover page of the Statement of Additional
Information Section relating to the Mid-Cap
Growth Fund and the Global Health Care Fund.

SUPPLEMENT TO THE ENTERPRISE GROUP OF
FUNDS, INC. STATEMENT OF ADDITIONAL
INFORMATION DATED DECEMBER 14, 2001.

The following paragraph replaces the
first paragraph:

	This Statement of Additional Information is not a prospectus and should be read in conjunction with The Enterprise Group of Funds,
Inc. (the "Corporation") Prospectus dated
August 31, 2001, as revised December 18, 2001, which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing to the Corporation at 3343
Peachtree Road, N.E., Suite 450, Atlanta,
Georgia 30326, or by calling the Corporation at the following numbers:


The following paragraph replaces the third paragraph:

	The date of this Statement of Additional
Information is August 31, 2001, as revised
December 18, 2001.



February 13, 2002